Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2017	Jul. 31, 2017	Jul. 31, 2016
Income Statement [Abstract]
REVENUES	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
General and administrative	262,085	6,807	277,302	18,551	$ 27,107	$ 35,857
Interest and accretion on convertible notes (Note 6)	24,063		24,063
Management fees (recovery)	(19,572)	(68,051)	(658,427)	(254,543)	(73,570)	602,241
Professional fees	46,715	39,075	87,756	110,379	130,265	110,555
Recovery of tax filing penalties		(30,000)		(30,000)	(30,000)	30,000
Share-based expenses (Note 4 and note 5)	1,484,000		1,484,000
TOTAL OPERATING EXPENSES	1,797,291	(52,169)	1,214,694	(155,613)	53,802	778,653
INCOME (LOSS) FROM OPERATIONS	(1,797,291)	52,169	(1,214,694)	155,613	(53,802)	(778,653)
OTHER INCOME AND LOSS
Write off of acquisition costs and investment (Note 3)					(8,022,000)
Derivative - change in fair value (Note 8)						(215,000)
Interest income	0	0	0	0	1,043
TOTAL OTHER INCOME AND LOSS	0	0	0	0	(8,020,957)	(215,000)
INCOME (LOSS) BEFORE INCOME TAXES	(1,797,291)	52,169	(1,214,694)	155,613	(8,074,759)	(993,653)
Provision for income taxes	0	0	0	0	0	0
NET INCOME (LOSS)	$ (1,797,291)	$ 52,169	$ (1,214,694)	$ 155,613	$ (8,074,759)	$ (993,653)
Basic Income (Loss) per Share of Common Stock (in dollars per share)	$ (0.03)	$ 0.00	$ (0.02)	$ 0.00
Diluted Income (Loss) per Share of Common Stock (in dollars per share)	$ (0.03)	$ (0.00)	$ (0.02)	$ (0.01)
Basic and Diluted Loss per Common Share (in dollars per share)					$ (0.16)	$ (0.02)
Basic Weighted Average Shares of Common Stock Outstanding (in shares)	64,441,162	52,042,286	56,084,411	52,042,286
Diluted Weighted Average Shares of Common Stock Outstanding (in shares)	64,441,162	55,265,483	56,084,411	54,402,713
Basic and Diluted Weighted Average Common Shares Outstanding (in shares)					52,042,286	52,042,286